      PROVIDENT

    INSTITUTIONAL    400 Bellevue Parkway, Wilmington, DE 19809 --
                        Phone: 302-792-2555 -- Fax: 302-792-5876
        FUNDS

G. Willing Pepper
Chairman
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                                                                January 12, 1999

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Municipal Fund for Temporary Investment for the period ended November 30, 1998.

     Commentary on the economy, financial markets, and recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

     Thank you for choosing Provident Institutional Funds for your liquidity needs. Should you have any questions, please contact your account representative or call our Client Service Center at (800) 821-7432. We welcome the opportunity to service all your short term investment needs.

                                         Sincerely,

                                         /s/ G. Willing Pepper
                                         G. Willing Pepper
                                         Chairman

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                    Annual Report of the Investment Adviser

     During the twelve-month period ended November 30, 1998, interest rates moved lower as the economy prospered in an inflation free market environment. Despite a roller coaster stock market, faltering economies of the Pacific Rim, Russia defaulting on its debt payments and global credit concerns, the economy of the United States grew at a consistent pace. Supporting and encouraging this growth, the Federal Open Market Committee reduced the short-term federal funds rate on three occasions to the current level of 4.75%. Corporate layoffs reached an all time high in 1998, but laid off workers found new positions and the unemployment rate dropped to 4.5% as of November 30, 1998. Productivity gains have been strong due to greater efficiency and declining raw material prices. The prices paid component of the National Association of Purchasing Managers index recently hit a low not seen since July 1949. Overall, the index has declined nine of the last twelve months with five of the readings below the established 50% inflationary threshold. All of these factors have contributed to a robust economy driven by strong consumer confidence, higher levels of income, price stability and a vigorous stock market.

     During the last twelve months, seasonal factors, new issue supply, and monetary policy impacted tax-exempt yields. As interest rates declined this year, municipalities switched from issuing money market obligations to longer-term debt, reducing the available supply of short-term instruments to tax-exempt money funds. This decrease in supply, combined with the reduction in the federal funds rate, helped the Bond Buyer 1-Year Note Index fall from 3.72% in December 1997 to 2.95% in November 1998.

     Investment strategy during the year focused on maintaining a higher level of variable rate demand notes due to the often inverted slope of the municipal money market yield curve. Yield spreads were often very narrow and offered limited incentive to extend the portfolios' average weighted maturities. Due to the volatility of the markets in 1998, new cash was also invested in variable rate demand notes to maintain a high level of liquidity. As of November 30, 1998, MuniFund's average weighted maturity stood at 49 days and MuniCash's average weighted maturity was 47 days.

     The two portfolios remained competitive within their peer groups. MuniFund's total return performance ranked it #3 among 11 AAA-rated tax-free money market funds and MuniCash was ranked #7 among 71 tax-free institutional funds for the twelve month period ended November 30, 1998, according to IBC's Money Fund Report. Both portfolios continued their emphasis on high credit quality and liquidity.

                                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                               MUNIFUND PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1998

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ALABAMA -- 4.44%
  Alabama Housing Finance
    Authority Multifamily Housing
    RB (Rime Huntsville Project)
    Series B DN (Federal National
    Mortgage Association)(A-1+)
    3.20%(1)............  12/07/98  $ 3,775   $  3,775,000
  Calhoun County Economic
    Development Council IDRB
    (Craft Corporation Project) DN
    (Amsouth Bank of Alabama LOC)
    (A-1+, VMIG-1)
    3.60%(1)............  12/07/98    3,370      3,370,000
  City of Huntsville Health Care
    Authority RB Series 1998 DN
    (Amsouth Bank of Alabama LOC)
    (A-1)
    3.15%(1)............  12/07/98    6,100      6,100,000
  City of Montgomery BMC Special
    Care Facilities Authority
    Hospital RB (Baptist Medical
    Center) Series A DN (Amsouth
    Bank of Alabama LOC) (VMIG-1)
    3.45%(1)............  12/07/98    9,800      9,800,000
                                              ------------
                                                23,045,000
                                              ------------
ARIZONA -- 0.39%
  Arizona State School District
    Financing Program TAN Series A
    (SP-1+)
    4.10%...............  07/30/99    2,000      2,006,782
                                              ------------
ARKANSAS -- 0.66%
  Arkansas Development Finance
    Authority Single Family
    Mortgage RB (Mortgage-Backed
    Securities Program) (FGIC
    Insurance) (A-1+)
    3.70%...............  06/01/99    3,405      3,405,000
                                              ------------
CALIFORNIA -- 5.50%
  Alameda-Contra Costa School
    Financing Authority (Capital
    Improvements Financing
    Project) Series C DN (National
    Westminster LOC) (A-1+)
    2.50%(1)............  12/07/98      195        195,000
  California Statewide Community
    Development Authority RB Trust
    Receipts Series A DN (Bank of
    New York LOC) (A-1+)
    3.30%(1)............  12/07/98   15,300     15,300,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
CALIFORNIA (CONTINUED)
  Los Angeles County TRAN (SP-1+,
    MIG-1)
    4.50%...............  06/30/99  $13,000   $ 13,071,092
                                              ------------
                                                28,566,092
                                              ------------
COLORADO -- 2.79%
  Colorado Health Facilities
    Authority RB (Catholic Health
    Initiatives) Series B DN
    (A-1+, VMIG-1)
    3.15%(1)............  12/07/98    2,500      2,500,000
  Colorado Housing Finance
    Authority Multifamily Housing
    RB (Huntington Project) Series
    J DN (Federal National
    Mortgage Association) (A-1+)
    3.20%(1)............  12/07/98    4,060      4,060,000
  Colorado Student Obligation Bond
    Authority Student Loan RB
    Series 1993A DN (Student Loan
    Marketing Association) (A-1+,
    VMIG-1)
    3.05%(1)............  12/07/98    1,900      1,900,000
  Douglas County School District
    TAN (SP-1+, MIG-1)
    3.75%...............  06/30/99    2,500      2,511,349
  Moffat County PCRB (Tri-State)
    Series 1984 DN (AMBAC
    Insurance) (A-1+, P-1)
    3.20%(1)............  12/07/98    3,500      3,500,000
                                              ------------
                                                14,471,349
                                              ------------
FLORIDA -- 3.88%
  Capital Projects Finance
    Authority (Florida Hospital
    Association -- Capital
    Projects Loan Program) Series
    1998A DN (Credit Suisse LOC)
    (A-1+)
    3.15%(1)............  12/07/98    5,000      5,000,000
  Orange County Housing Finance
    Authority Multifamily RB (Post
    Fountains At Lee Vista) Series
    1997E DN (Federal National
    Mortgage Association)(A-1+)
    3.20%(1)............  12/07/98    5,100      5,100,000

------------------
(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
FLORIDA (CONTINUED)
  Orange County Housing Finance
    Authority Multifamily RB (Post
    Lake Apartments Project) DN
    (Federal National Mortgage
    Association) (A-1+)
    3.20%(1)............  12/07/98  $ 6,000   $  6,000,000
  Putnam County Development
    Authority PCRB (Seminole
    Electric Cooperative
    Incorporated Project) (A-1+,
    VMIG-1)
    3.65%...............  12/15/98    2,500      2,500,000
  St. Petersburg Capital
    Improvement RB (Apartment &
    Golf Course Project) Series B
    DN (Suntrust Bank LOC)
    3.10%(1)............  12/07/98    1,580      1,580,000
                                              ------------
                                                20,180,000
                                              ------------
GEORGIA -- 9.94%
  Bartow County Development
    Authority PCRB (Georgia Power
    Company Bowen Project) DN
    (VMIG-1)
    3.25%(1)............  12/01/98    2,000      2,000,000
  Burke County Development
    Authority PCRB (Georgia Power
    Company Plant Vogtle Project)
    Series 1994 DN (A-1, VMIG-1)
    3.65%(1)............  12/01/98   14,500     14,500,000
  Cobb County Development
    Authority RB (Highland Park
    Associates Project) DN (Sun
    Trust LOC)
    3.20%(1)............  12/07/98    2,350      2,350,000
  Cobb County Housing Authority
    Multifamily Housing RB (Post
    Bridge Project) DN (Federal
    National Mortgage Association)
    (A-1+, VMIG-1)
    3.20%(1)............  12/07/98      900        900,000
  Fulton County IDA (Arthritis
    Foundation Incorporated) DN
    (Suntrust Bank LOC)
    3.20%(1)............  12/07/98    1,000      1,000,000
  Fulton County IDA (Epstein
    School Project) DN (Suntrust
    Bank LOC)
    3.20%(1)............  12/07/98    2,000      2,000,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
GEORGIA (CONTINUED)
  Fulton County IDA (Metro Atlanta
    YMCA Project) DN (Wachovia
    Bank LOC)
    3.10%(1)............  12/07/98  $ 8,500   $  8,500,000
  Gwinnett County Development
    Authority (Wesleyan School
    Project) Series 1997 DN
    (Suntrust Bank LOC)
    3.20%(1)............  12/07/98    1,500      1,500,000
  Metropolitan Atlanta Georgia
    Rapid Transit Authority Trust
    Receipts D (MBIA Insurance)
    (VMIG-1)
    3.45%(1)............  12/07/98   17,575     17,575,000
  Smyrna Housing Authority
    Multifamily Housing RB (Post
    Valley Project) Series 1995 DN
    (Federal National Mortgage
    Association) (A-1+)
    3.20%(1)............  12/07/98    1,300      1,300,000
                                              ------------
                                                51,625,000
                                              ------------
IDAHO -- 0.73%
  Idaho TAN (SP-1+, MIG-1)
    4.50%...............  06/30/99    3,750      3,768,825
                                              ------------
ILLINOIS -- 13.98%
  Chicago GO Tender Notes (Morgan
    Guaranty LOC) (A-1+, VMIG-1)
    3.55%...............  02/04/99   10,000     10,000,000
  Illinois Development Finance
    Authority PCRB (Chicago
    Symphony Project) DN (Bank of
    America LOC) (A-1+, VMIG-1)
    3.10%(1)............  12/07/98    5,100      5,100,000
  Illinois Development Finance
    Authority PCRB (Illinois Power
    Company Project) (ABN-AMRO
    Bank N.V. LOC) (SP-1+, VMIG-1)
    3.00%...............  08/26/99    4,000      4,000,000
  Illinois Development Finance
    Authority PCRB (The Uno-Ven
    Company) DN (NBD Bank Corp
    LOC) (A-1+, P-1)
    3.15%(1)............  12/07/98    7,900      7,900,000

------------------
(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ILLINOIS (CONTINUED)
  Illinois Educational Facilities
    Authority RB (ACI Cultural Pooled
    Financing Program) Series 1998 DN
    (NBD Bank Corp LOC) (A-1+)
    3.15%(1)............  12/07/98  $10,000   $ 10,000,000
  Illinois Health Facilities
    Authority PCRB Revolving Fund
    Pooled Financing Program (The
    University of Chicago Project)
    (A-1+, VMIG-1)
    2.95%...............  05/03/99    4,000      4,000,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation Project)
    (A-1+, VMIG-1)
    3.70%...............  03/01/99   10,000     10,000,000
    3.90%...............  07/15/99    5,000      5,000,000
    3.15%...............  08/02/99    5,000      5,000,000
    3.55%...............  08/31/99    4,000      4,000,000
  Illinois Health Facilities
    Authority RB (The Children's
    Memorial Hospital Project)
    Series A (Bank One Columbus
    LOC) (VMIG-1)
    2.95%...............  06/25/99    3,000      3,000,000
  Mundelein County IDRB (1200 Town
    Line Road) DN (VMIG-1)
    3.15%(1)............  12/07/98    1,100      1,100,000
  Schaumburg Village Multifamily
    Housing RB (Windsong
    Apartments Project) Series
    1995 DN (ABN-AMRO Bank N.V.
    LOC) (A-1+)
    3.28%(1)............  12/07/98    3,500      3,500,000
                                              ------------
                                                72,600,000
                                              ------------
INDIANA -- 1.15%
  Indiana State Educational
    Facilities Authority RB
    (Bethel College Project)
    Series B DN (NBD Bank Corp
    LOC) (A-1+)
    3.15%(1)............  12/07/98    4,000      4,000,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
INDIANA (CONTINUED)
  Indiana State Educational
    Facilities Authority RB
    (Indiana Wesleyan University
    Project) Series A DN (NBD Bank
    Corp LOC) (A-1+)
    3.15%(1)............  12/07/98  $ 2,000   $  2,000,000
                                              ------------
                                                 6,000,000
                                              ------------
KENTUCKY -- 3.52%
  Kentucky Housing RB Series C
    (Morgan Guaranty LOC) (A-1+,
    MIG-1)
    3.70%...............  07/01/99    2,000      2,000,000
  Kentucky Interlocal School
    Transportation Association
    Certificates of Participation
    TRAN (SP-1+)
    3.90%...............  06/30/99   16,263     16,286,493
                                              ------------
                                                18,286,493
                                              ------------
LOUISIANA -- 0.19%
  Parish of East Baton Rouge PCRB
    (Exxon Project) Series 1989 DN
    (A-1+, P-1)
    3.25%(1)............  12/07/98    1,000      1,000,000
                                              ------------
MARYLAND -- 10.44%
  Frederick County (Homewood
    Incorporated Facility) DN (FNB
    Maryland LOC)(A-1)
    3.48%(1)............  12/07/98    19,950    19,950,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Doctors Community
    Hospital) Series 1997 DN (A-1)
    3.58%(1)............  12/07/98     7,555     7,555,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Pooled Loan Program)
    Series A DN (NBD Bank Corp
    LOC) (VMIG-1)
    3.10%(1)............  12/07/98   14,300     14,300,000
  Maryland Industrial Development
    Finance Authority (McDonough
    School Project) DN (FNB
    Maryland LOC) (A-1)
    3.60%(1)............  12/07/98    7,000      7,000,000

------------------
(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
MARYLAND (CONTINUED)
  Maryland State Economic
    Development Corporation RB
    (Pooled Financing) DN
    (NationsBank LOC) (A-1+,
    VMIG-1)
    3.20%(1)............  12/07/98  $   700   $    700,000
  Maryland State IDA (McDonough
    School Income Facility) DN
    (FNB Maryland LOC) (A-1,
    VMIG-1)
    3.60%(1)............  12/07/98    4,735      4,735,000
                                              ------------
                                                54,240,000
                                              ------------
MICHIGAN -- 1.37%
  Grand Rapids Water Supply System
    Improvement RB Series 1993 DN
    (Societe Generale LOC)
    (VMIG-1)
    3.05%(1)............  12/07/98    3,100      3,100,000
  Michigan Municipal Bond
    Authority Revenue Notes Series
    D-2 (Bank of Nova Scotia LOC)
    (SP-1+)
    4.25%...............  08/27/99    4,000      4,019,043
                                              ------------
                                                 7,119,043
                                              ------------
MISSISSIPPI -- 0.21%
  Jackson County Port Facility
    (Chevron Incorporated) Series
    1993 DN (VMIG-1)
    3.30%(1)............  12/01/98    1,100      1,100,000
                                              ------------
NEW HAMPSHIRE -- 0.90%
  New Hampshire Business Finance
    Authority Resource RB
    (Wheelabrator Project) Series
    A DN (Wachovia Bank LOC)
    (A-1+)
    3.10%(1)............  12/07/98    4,700      4,700,000
                                              ------------
NEW JERSEY -- 1.83%
  New Jersey Economic Development
    Authority PCRB (Public Service
    Electric & Gas Company
    Project) Series 1995A DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.00%(1)............  12/07/98      700        700,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
NEW JERSEY (CONTINUED)
  New Jersey Economic Development
    Authority Revenue Refunding
    Bonds (Stolthaven Perth Amboy
    Incorporated Project) Series
    1998 DN (Citibank LOC) (A-1+,
    VMIG-1)
    3.25%(1)............  12/01/98  $ 2,100   $  2,100,000
  New Jersey Sports & Exhibition
    Authority Series 1992C DN
    (Barclays Bank LOC) (A-1+,
    VMIG-1)
    3.15%(1)............  12/07/98    1,700      1,700,000
  South Jersey Transportation
    Authority BAN Series 1998
    (SP-1+, MIG-1)
    2.95%...............  11/03/99    5,000      5,000,000
                                              ------------
                                                 9,500,000
                                              ------------
NEW YORK -- 1.15%
  Long Island Power Authority
    Electric Systems RB (Putters
    Project) Series 43-I DN
    (Westdeutsche Landesbank
    Girozentrale LOC) (A-1+,
    VMIG-1)
    3.00%(1)............  12/07/98    1,000      1,000,000
  New York Metropolitan
    Transportation Authority
    Transit Facilities Special
    Obligation BAN TECP (ABN-AMRO
    Bank N.V LOC) (A-1+, P-1)
    3.10%...............  01/15/99    5,000      5,000,000
                                              ------------
                                                 6,000,000
                                              ------------
NORTH CAROLINA -- 5.02%
  Mecklenburg County GO Series
    1996C DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.10%(1)............  12/07/98   10,900     10,900,000
  North Carolina Educational
    Facilities RB (The Bowman Gray
    School of Medicine Project)
    Series 1997 DN (Wachovia Bank
    LOC) (VMIG-1)
    3.15%(1)............  12/07/98    1,000      1,000,000

------------------
(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
NORTH CAROLINA (CONTINUED)
  North Carolina Medical Care
    Commission Hospital RB (Angel
    Medical Center Incorporated
    Project) Series 1997 DN (First
    Union Bank LOC)(A-1)
    3.10%(1)............  12/07/98  $ 2,900   $  2,900,000
  North Carolina Medical Care
    Commission Hospital RB (Pooled
    Financing Project) Series 1994
    DN (First Union Bank LOC)
    (VMIG-1)
    3.10%(1)............  12/07/98    1,600      1,600,000
  Wake County IDA PCRB (Carolina
    Power & Light Company Project)
    Series 1985B DN (VMIG-1)
    3.25%(1)............  12/07/98    7,500      7,500,000
  Wake County IDA PCRB (Carolina
    Power & Light) Series 1985C DN
    (First Union Bank LOC) (A-1+,
    VMIG-1)
    3.25%(1)............  12/07/98    2,200      2,200,000
                                              ------------
                                                26,100,000
                                              ------------
OHIO -- 2.25%
  Clinton County Hospital RB
    (Pooled Financing Programs)
    Series 1998 DN (Fifth Third
    Bank LOC) (A-1+)
    3.30%(1)............  12/07/98    2,000      2,000,000
  Columbus GO Unlimited Tax DN
    (Westdeutsche Landesbank
    Girozentrale LOC) (A-1+,
    VMIG-1)
    3.00%(1)............  12/07/98      800        800,000
  Lucas County Health Facilities
    Authority RB (Lutheran Homes
    Society Project) DN (Bank One
    Columbus LOC)(A-1+)
    3.15%(1)............  12/07/98    3,490      3,490,000
  Montgomery County Economic
    Development Authority RB
    (Dayton Art Institute Project)
    DN (National City Bank of
    Cleveland LOC) (A-1, VMIG-1)
    3.20%(1)............  12/07/98    4,400      4,400,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
OHIO (CONTINUED)
  Ohio Water Development Authority
    PCRB (Cleveland Electric
    Illuminating Company) Series
    1997B DN (NBD Bank Corp LOC)
    (A-1+, P-1)
    3.15%(1)............  12/07/98  $   600   $    600,000
  Toledo City Services Special
    Assessment Notes Series 1997
    DN (Canadian Imperial Bank
    LOC) (VMIG-1)
    3.15%(1)............  12/07/98      400        400,000
                                              ------------
                                                11,690,000
                                              ------------
SOUTH CAROLINA -- 2.79%
  Greenwood County Hospital RB
    (Self Memorial Hospital)
    Series B DN (Wachovia Bank
    LOC) (VMIG-1)
    3.15%(1)............  12/07/98    9,580      9,580,000
  South Carolina Economic
    Development Authority Hospital
    Facilities RB (Tuomey Regional
    Medical Center) Series B DN
    (Wachovia Bank LOC) (A-1+,
    VMIG-1)
    3.15%(1)............  12/07/98    4,900      4,900,000
                                              ------------
                                                14,480,000
                                              ------------
TENNESSEE -- 13.08%
  City of Chattanooga Health,
    Education & Housing Authority
    RB (Baylor School Project) DN
    (Suntrust Bank LOC)
    3.20%(1)............  12/07/98      700        700,000
  City of Chattanooga Health,
    Education & Housing Authority
    RB (Girls Preparatory School
    Project) Series 1998 DN
    (Amsouth Bank of Alabama LOC)
    (VMIG-1)
    3.45%(1)............  12/07/98    9,700      9,700,000
  City of Tusculum Health,
    Education & Housing Facility
    Board Educational Facilities
    RB (Tusculum College Project)
    Series 1998 DN (Suntrust Bank
    LOC)
    3.20%(1)............  12/07/98    6,000      6,000,000

------------------
(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
TENNESSEE (CONTINUED)
  Clarksville Public Building
    Authority (Pooled Financing
    Municipal Fund) Series 1995 DN
    (NationsBank LOC) (A-1+)
    3.20%(1)............  12/07/98  $ 6,350   $  6,350,000
  Clarksville Public Building
    Authority Pooled Financing RB
    (Tennessee Municipal Bond
    Fund) Series 197 DN
    (NationsBank LOC) (VMIG-1)
    3.20%(1)............  12/07/98   13,500     13,500,000
  Dickson County IDRB (The
    Renaissance Learning Center)
    Series 1997 DN (Suntrust Bank
    LOC)
    3.20%(1)............  12/07/98    4,000      4,000,000
  Memphis GO Series 1995A DN
    (Westdeutsche Landesbank
    Girozentrale LOC) (A-1+,
    VMIG-1)
    3.30%(1)............  12/07/98    1,000      1,000,000
  Metropolitan Government
    Nashville Davidson County
    Health & Education Board
    (Belmont University Project)
    DN (Suntrust Bank LOC)
    3.20%(1)............  12/07/98    3,700      3,700,000
  Metropolitan Government
    Nashville Davidson County
    Health & Education Board
    (Harpeth Hall School Project)
    DN (Suntrust Bank LOC)
    3.20%(1)............  12/07/98      460        460,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Tennessee County
    Loan Pool) Series 1995 DN
    (NationsBank LOC) (A-1+,
    VMIG-1)
    3.20%(1)............  12/07/98    3,100      3,100,000
  Montgomery County Public
    Building Authority Pooled
    Financing RB (Montgomery
    County Loan Pool) Series 1996
    DN (NationsBank LOC) (A-1+,
    VMIG-1)
    3.20%(1)............  12/07/98    3,000      3,000,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
TENNESSEE (CONTINUED)
  Montgomery County Public
    Building Authority Pooled
    Financing RB (Tennessee County
    Loan Pool) DN (NationsBank
    LOC) (VMIG-1)
    3.20%(1)............  12/07/98  $14,650   $ 14,650,000
  Washington County IDRB
    (Springbrook Properties
    Project) Series 1996 DN
    (Suntrust Bank LOC) (A-1+,
    VMIG-1)
    3.20%(1)............  12/07/98    1,800      1,800,000
                                              ------------
                                                67,960,000
                                              ------------
TEXAS -- 6.79%
  Hockley County IDA PCRB (Amoco
    Project) (A-1+, P-1)
    3.00%...............  05/01/99   10,000     10,004,026
  Texas TRAN (SP-1+, MIG-1)
    4.50%...............  08/31/99    5,000      5,060,924
  Texas TRAN Trust Receipts Series
    A55 DN (National Westminster
    LOC) (A-1+, VMIG-1)
    3.95%(1)............  12/01/98    6,700      6,700,000
  Texas TRAN Trust Receipts Series
    A57 DN (National Westminster
    LOC) (SP-1+, VMIG-1)
    3.95%(1)............  12/01/98    5,000      5,000,000
  Texas TRAN Trust Receipts Series
    A59 DN (National Westminster
    LOC) (A-1+, VMIG-1)
    3.45%(1)............  12/07/98    8,500      8,500,000
                                              ------------
                                                35,264,950
                                              ------------
UTAH -- 3.67%
  Intermountain Power Agency Power
    Supply RB (AMBAC Insurance)
    (A-1+, VMIG-1)
    3.30%...............  03/15/99    5,000      5,000,000
  Salt Lake City PCRB (Pooled
    Hospital Financing) DN (A-1+,
    VMIG-1)
    3.10%(1)............  12/07/98    7,050      7,050,000

------------------
(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
UTAH (CONTINUED)
  Utah County Environmental
    Improvement RB (USX
    Corporation Project) (Wachovia
    Bank LOC) (A-1+, VMIG-1)
    3.60%...............  12/03/98  $ 7,000   $  7,000,000
                                              ------------
                                                19,050,000
                                              ------------
VERMONT -- 1.54%
  Vermont IDA IDRB (Wallace
    Computer Services
    Incorporated) Series 1984 DN
    (Wachovia Bank LOC)
    3.15%(1)............  12/07/98    8,000      8,000,000
                                              ------------
VIRGINIA -- 1.42%
  City of Alexandria IDA RB (YMCA
    of Metro Washington Facility)
    Series 1998 DN (FNB Maryland
    LOC) (A-1)
    3.58%(1)............  12/07/98    2,000      2,000,000
  Lynchburg IDA Hospital RB (VHA
    Mid-Atlantic States Capital
    Asset Financing Program)
    Series 1985B DN (AMBAC
    Insurance) (A-1+)
    3.30%(1)............  12/07/98    2,200      2,200,000
  Lynchburg IDA Hospital RB (VHA
    Mid-Atlantic States Capital
    Asset Financing Program)
    Series 1985D DN (AMBAC
    Insurance) (A-1+)
    3.30%(1)............  12/07/98    1,000      1,000,000
  Lynchburg IDA Hospital RB (VHA
    Mid-Atlantic States Capital
    Asset Financing Program)
    Series 1985G DN (NBD Bank Corp
    LOC) (A-1, VMIG-1)
    3.30%(1)............  12/07/98    2,200      2,200,000
                                              ------------
                                                 7,400,000
                                              ------------

                                               VALUE
                                            ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $517,558,534*)...........   99.63%  $517,558,534
OTHER ASSETS IN EXCESS
  OF LIABILITIES.................      .37     1,937,872
                                   -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 467,863,098
  MuniFund Shares and 51,745,224
  MuniFund Dollar Shares
  outstanding)...................  100.00%  $519,496,406
                                   -------  ------------
                                   -------  ------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($519,496,406 / 519,608,322)............         $1.00
                                                   -----
                                                   -----
--------------------------------------------------------
* Aggregate cost for federal income tax purposes is
  substantially the same.
(1) Variable rate

-----------------------------------------------------
                               MUNIFUND PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1998
                                  (Unaudited)

         MATURITY
          PERIOD          PAR        PERCENTAGE
       -------------  ------------   ----------
          1- 30 days  $395,425,000      76.4%
         31- 60 days     5,000,000       1.0
         61- 90 days    10,000,000       1.9
         91-120 days    15,000,000       2.9
       Over 150 days    91,918,000      17.8
                  Average Weighted Maturity -- 49 days
------------------------------------------------------

                See accompanying notes to financial statements.

                               MUNICASH PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1998

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ARIZONA -- 1.21%
  Arizona State School District
    Financing Program TAN Series A
    (SP-1+)
    4.10%...............  07/30/99  $ 2,000   $  2,006,782
  Phoenix IDRB (Leggett & Platt
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    3.25%(1)............  12/07/98     5,170     5,170,000
                                              ------------
                                                 7,176,782
                                              ------------
ARKANSAS -- 1.06%
  Arkansas Development Finance
    Authority Single Family
    Mortgage RB (Mortgage-Backed
    Securities Program) (FGIC
    Insurance) (A-1+)
    3.75%...............  06/01/99    3,495      3,495,000
  City of Blytheville IDRB (Nucor
    Corporation) AMT
    (A-1+, P-1)
    3.30%(1)............  12/07/98    2,800      2,800,000
                                              ------------
                                                 6,295,000
                                              ------------
CALIFORNIA -- 14.15%
  California Statewide Community
    Development Authority RB Trust
    Receipts Series A DN (Bank of
    New York LOC)(A-1+)
    3.30%(1)............  12/07/98   47,200     47,200,000
  Los Angeles Convention &
    Exposition Center RB Series D
    DN (Bank of New York LOC)
    (A-1+, VMIG-1)
    3.30%(1)............  12/07/98    18,200    18,200,000
  Los Angeles County TRAN
    (SP-1+, MIG-1)
    4.50%...............  06/30/99   10,000     10,046,200
  Southeast California Resource
    Recovery Facilities Authority
    Lease Revenue Refunding Bonds
    Series A DN (Industrial Bank
    of Japan LOC)
    (A-1, VMIG-1)
    4.35%(1)............  12/07/98    8,300      8,300,000
                                              ------------
                                                83,746,200
                                              ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
COLORADO -- 1.17%
  Colorado Housing Finance
    Authority Economic Development
    RB (White Wave Incorporated
    Project) AMT (Key Corporation
    Bank, N.A. LOC)(A-1, P-1)
    3.45%(1)............  12/07/98   $ 3,400  $  3,400,000
  Douglas County School District
    TAN (SP-1+, MIG-1)
    3.75%...............  06/30/99    2,500      2,511,349
  Jefferson County RB (Rocky
    Mountain Butterfly Consortium
    Project) DN (Norwest Bank LOC)
    (A-1+)
    3.25%(1)............  12/07/98    1,000      1,000,000
                                              ------------
                                                 6,911,349
                                              ------------
FLORIDA -- 1.22%
  Florida County School District
    TAN
    3.89%...............  06/30/99    4,700      4,703,582
  Putnam County Development
    Authority PCRB (Seminole
    Electric Cooperative,
    Incorporated Project)
    (A-1+, VMIG-1)
    3.65%...............  12/15/98    2,500      2,500,000
                                              ------------
                                                 7,203,582
                                              ------------
GEORGIA -- 9.56%
  Burke County Development
    Authority PCRB (Oglethorpe
    Power Corporation Scherer
    Project)
    3.45%...............  05/01/99   14,215     14,215,000
    3.40%...............  05/27/99    3,605      3,605,000
    3.50%...............  05/28/99   10,570     10,570,000
  Cobb County IDRB (John W. Rooker
    Company Project) AMT (First
    Union Bank LOC)
    3.30%(1)............  12/07/98    2,200      2,200,000
  Dawson County Development
    Authority IDRB (World Wide
    Manufacturing Incorporated
    Project) AMT (Wachovia
    Bank LOC)
    3.25%(1)............  12/07/98    3,500      3,500,000

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
GEORGIA (CONTINUED)
  Dekalb County Housing Finance
    Authority Multifamily Housing RB
    (Eagle Trace Apartments Project)
    AMT (Key Corporation Bank, N.A.
    LOC) (A-1)
    3.35%(1)............  12/07/98  $ 4,675   $  4,675,000
  Fulton County Development
    Authority RB (Metro Atlanta
    YMCA Project) Series 1997 DN
    (Wachovia Bank LOC) (VMIG-1)
    3.10%(1)............  12/07/98    4,000      4,000,000
  Haralson County Development
    Authority IDRB (Gold Kist
    Incorporated Project) Series
    1995 AMT (Wachovia Bank LOC)
    3.25%(1)............  12/07/98    2,500      2,500,000
  Henry County Development Finance
    Authority Solid Waste Disposal
    RB (Atlas Roofing Corporation
    Project) AMT (Sun Trust LOC)
    3.30%(1)............  12/07/98    4,100      4,100,000
  Lafayette Education Development
    Authority (The Dixie Group
    Incorporated Project) AMT (Sun
    Trust LOC)
    3.30%(1)............  12/07/98     2,000     2,000,000
  Metropolitan Atlanta Rapid
    Transit Authority Trust
    Receipts DN (MBIA Insurance)
    (VMIG-1)
    3.45%(1)............  12/07/98     5,200     5,200,000
                                              ------------
                                                56,565,000
                                              ------------
IDAHO -- 0.64%
  Idaho TAN (SP-1+, MIG-1)
    4.50%...............  06/30/99    3,750      3,768,825
                                              ------------
ILLINOIS -- 14.60%
  Belvidere IDRB (R&D Thiel
    Incorporated Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    3.50%(1)............  12/07/98    1,600      1,600,000
  Chicago GO Tender Notes (Morgan
    Guaranty LOC)
    (A-1+, VMIG-1)
    3.55%...............  02/04/99    5,000      5,000,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ILLINOIS (CONTINUED)
  Chicago IDRB (Bullen Midwest
    Incorporated Project) AMT
    (Bank One Columbus LOC)
    3.30%(1)............  12/07/98  $ 2,055   $  2,055,000
  Chicago IDRB (Enterprise Center
    IX Project) AMT (Banc One N.A.
    LOC)(A-1+)
    3.35%(1)............  12/07/98    4,750      4,750,000
  Chicago IDRB (Enterprise Center
    VII Project) AMT (Banc One
    N.A. LOC) (A-1+)
    3.35%(1)............  12/07/98    7,200      7,200,000
  City of Harvey Multifamily
    Housing RB (Bethlehem Village
    Project) AMT (Federal Home
    Loan Bank LOC)(A-1+)
    3.45%(1)............  12/07/98    3,400      3,400,000
  Crawford County Manufacturing
    Facilities RB (Fair-Rite
    Products Corporation) AMT
    (Corestates Bank N.A. LOC)
    3.40%(1)............  12/07/98    4,075      4,075,000
  Illinois Development Finance
    Authority IDRB (Azteca Foods
    Project Incorporated) AMT
    (ABN-AMRO Bank N.V. LOC)(A-1+)
    3.35%(1)............  12/07/98    3,400      3,400,000
  Illinois Development Finance
    Authority IDRB (Bhagvan H.
    Patel Project) AMT (Bank One
    Columbus LOC)(A-1+)
    3.30%(1)............  12/07/98    2,195      2,195,000
  Illinois Development Finance
    Authority IDRB (Big Bolt
    Corporation Project) AMT
    (ABN-AMRO Bank N.V. LOC)
    3.63%(1)............  12/07/98    3,200      3,200,000
  Illinois Development Finance
    Authority IDRB (Chiaravalle
    Montessori School Project) DN
    (Northern Trust LOC)
    3.35%(1)............  12/07/98    2,500      2,500,000
  Illinois Development Finance
    Authority IDRB (Henry Valve
    Company Project) Series 1995
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    3.35%(1)............  12/07/98    3,755      3,755,000

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ILLINOIS (CONTINUED)
  Illinois Development Finance
    Authority IDRB (Prairie Packaging
    Incorporated Project) AMT (ABN-
    AMRO Bank N.V. LOC) (A-1+)
    3.35%(1)............  12/07/98  $ 5,000   $  5,000,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Project)
    Series B AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.35%(1)............  12/07/98    3,250      3,250,000
  Illinois GO Bonds
    4.70%...............  06/01/99    2,350      2,360,822
    4.50%...............  08/01/99      500        504,394
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation)(A-1+,
    VMIG-1)
    3.15%...............  08/02/99    8,500      8,500,000
  Lake County IDRB (Northpoint
    Project) AMT (Bank One
    Columbus LOC) (A-1+)
    3.25%(1)............  12/07/98    6,000      6,000,000
  Lake Zurich IDRB (Screenflex
    Portable Partitions
    Incorporated Project) AMT
    (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    3.35%(1)............  12/07/98    2,575      2,575,000
  Naperville Economic Development
    Authority (Independence
    Village Associates) DN
    (National City Bank LOC)
    3.30%(1)............  12/07/98    2,815      2,815,000
  Quad Cities Regional Development
    Authority IDRB (Whitey's Ice
    Cream Manufacturers
    Incorporated) Series 1995 AMT
    (Banc One N.A. LOC)
    3.55%(1)............  12/07/98    1,690      1,690,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1992 AMT
    (Mellon Bank N.A. LOC)(VMIG-1)
    3.40%(1)............  12/07/98    2,900      2,900,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ILLINOIS (CONTINUED)
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1994 AMT
    (Mellon Bank N.A. LOC)(VMIG-1)
    3.40%(1)............  12/07/98  $ 3,600   $  3,600,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1997 AMT
    (Mellon Bank N.A. LOC)
    3.45%(1)............  12/07/98    1,500      1,500,000
  Village of North Aurora IDRB
    (Oberweis Dairy Incorporated
    Project) Series 1995 AMT
    (ABN-AMRO Bank N.V. LOC)
    (A-1+, VMIG-1)
    3.35%(1)............  12/07/98    2,570      2,570,000
                                              ------------
                                                86,395,216
                                              ------------
INDIANA -- 3.68%
  Bartholomew School District TAN
    4.15%...............  12/31/98    5,651      5,652,350
  Indiana Development Finance
    Authority IDRB (Cives
    Corporation Project) Series
    1992 AMT (Wachovia Bank LOC)
    (A-1+)
    3.25%(1)............  12/07/98    3,600      3,600,000
  Indiana Development Finance
    Authority IDRB (Enterprise
    Center II Project) Series 1992
    AMT (Bank One Columbus LOC)
    (A-1)
    3.35%(1)............  12/07/98    3,000      3,000,000
  Indiana Development Finance
    Authority IDRB (Enterprise
    Center V Project) Series 1992
    AMT (Banc One N.A. LOC)(A-1+)
    3.35%(1)............  12/07/98    5,000      5,000,000
  Jasper County Economic
    Development RB (Wabash Valley
    Produce Project) AMT (Bank One
    Columbus LOC)
    3.30%(1)............  12/07/98    2,000      2,000,000
  Newton County Economic
    Development RB (Intec Group
    Incorporated Project) Series
    1995 AMT (ABN-AMRO Bank N.V.
    LOC) (A-1+)
    3.35%(1)............  12/07/98    2,500      2,500,000
                                              ------------
                                                21,752,350
                                              ------------

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
KANSAS -- 0.42%
  Shawnee Private Activity RB
    (Simmons Company Project) AMT
    (Sun Trust LOC)
    (A-1+, VMIG-1)
    3.30%(1)............  12/07/98  $ 2,500   $  2,500,000
                                              ------------
KENTUCKY -- 4.71%
  City of Maysville Solid Waste
    Disposal Facilities RB (Inland
    Container Corporation Project)
    Series 1992 AMT (P-1)
    3.75%...............  12/08/98    5,165      5,165,000
  City of Wilder Industrial
    Building RB (Saratoga
    Investments Limited
    Partnerships) DN (Fifth Third
    Bank LOC)
    3.50%(1)............  12/07/98    1,700      1,700,000
  Elsmere IDRB (International Mold
    Steel, Incorporated Project)
    AMT (Star Banc Corporation
    LOC)
    3.52%(1)............  12/07/98    1,885      1,885,000
  Kentucky Interlocal School
    Transportation Association
    Certificates of Participation
    TRAN (SP-1+)
    3.90%...............  06/30/99   16,100     16,123,266
  Kentucky State Housing
    Corporation Housing RB Series
    C (Morgan Guaranty LOC) (A-1+,
    MIG-1)
    3.70%...............  07/01/99    3,000      3,000,000
                                              ------------
                                                27,873,266
                                              ------------
LOUISIANA -- 1.35%
  Plaquemines Port, Harbor &
    Terminal District Marine
    Terminal Facilities Revenue
    Refunding Bonds (Electro-Coal
    Transfer Corporation Project)
    (A-1+, P-1)
    3.40%...............  01/11/99    8,000      8,000,000
                                              ------------
MARYLAND -- 2.03%
  Maryland State Economic
    Development Corporation RB
    (Atlantic Pharmaceutical
    Services Incorporated) AMT
    (FNB Maryland LOC) (A-1)
    3.73%(1)............  12/07/98    5,225      5,225,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
MARYLAND (CONTINUED)
  Ocean County RB (Harrison Inn
    Fifty-Eight Limited
    Partnership Facility) AMT (FNB
    Maryland LOC)(A-1)
    3.78%(1)............  12/07/98  $ 4,760   $  4,760,000
  Wicomico County Economic
    Development RB (Plymouth Tube
    Company Project) AMT (NBD Bank
    Corp. LOC) (VMIG-1)
    3.30%(1)............  12/07/98    2,000      2,000,000
                                              ------------
                                                11,985,000
                                              ------------
MICHIGAN -- 1.33%
  Michigan Municipal Bond
    Authority Revenue Notes Series
    D-2 (Bank of Nova Scotia LOC)
    (SP-1+)
    4.25%...............  08/27/99    3,000      3,014,283
  Michigan State Strategic Fund RB
    (Pioneer Metal Finishing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    (A-1)
    3.40%(1)............  12/07/98    4,855      4,855,000
                                              ------------
                                                 7,869,283
                                              ------------
MINNESOTA -- 0.41%
  Minnesota Agricultural Economic
    Development Authority (Como
    Partnership Project) AMT
    (First Bank Systems, N.A. LOC)
    3.55%(1)............  12/07/98    2,405      2,405,000
                                              ------------
MISSOURI -- 2.20%
  Maries County IDA Solid Waste
    Management RB (Kingsford
    Products Company Project) AMT
    (A-1)
    3.30%(1)............  12/07/98   13,000     13,000,000
                                              ------------
NEW HAMPSHIRE -- 0.71%
  New Hampshire State Business
    Finance Authority IDRB (Felton
    Brush Incorporated Project)
    AMT (Key Corporation Bank,
    N.A. LOC)
    3.40%(1)............  12/07/98    2,520      2,520,000

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
NEW HAMPSHIRE (CONTINUED)
  New Hampshire State Housing
    Finance Authority Multifamily
    RB (Countryside L.P. Project)
    AMT (General Electric Capital
    Corporation LOC) (VMIG-1)
    3.20%(1)............  12/07/98  $ 1,700   $  1,700,000
                                              ------------
                                                 4,220,000
                                              ------------
NEW JERSEY -- 7.47%
  Essex County Public Improvement
    Authority RB (County Asset
    Sale Project) DN (Morgan
    Guaranty LOC)(VMIG-1)
    3.15%(1)............  12/07/98    2,000      2,000,000
  Fair Lawn BAN
    3.95%...............  12/17/98    3,000      3,000,279
  New Jersey Economic Development
    Authority (Filtra Corporation
    Project) Series 1995 AMT
    (Chemical Bank LOC) (VMIG-1)
    3.10%(1)............  12/07/98    1,301      1,301,000
  New Jersey Economic Development
    Authority Natural Gas
    Facilities RB (New Jersey
    Natural Gas Company Project)
    Series 1998C AMT (AMBAC
    Insurance) (A-1+, VMIG-1)
    2.80%(1)............  12/07/98    2,300      2,300,000
  New Jersey Economic Development
    Authority RB (Facile Holdings
    Incorporated Project) AMT
    (First Union Bank LOC)
    3.10%(1)............  12/07/98    7,480      7,480,000
  New Jersey Sports & Exhibition
    Authority Series 1992C DN
    (MBIA Insurance)(A-1+)
    3.15%(1)............  12/07/98    4,900      4,900,000
  New Jersey State Economic
    Development Authority PCRB
    (Public Service Electric & Gas
    Company) DN (Swiss Bank LOC)
    (A-1+, VMIG-1)
    3.00%(1)............  12/07/98    6,700      6,700,000
  New Jersey State Economic
    Development Authority RB
    (Cranes Mill Project) Series C
    DN (Banque Paribas LOC)
    (VMIG-1)
    3.05%(1)............  12/07/98    8,800      8,800,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
NEW JERSEY (CONTINUED)
  New Jersey State Economic
    Development Authority RB
    (Winchester Gardens Ward
    Homestead Project) DN (Banque
    Paribas LOC) (VMIG-1)
    3.05%(1)............  12/07/98  $   245   $    245,000
  New Jersey Turnpike Authority RB
    Series 1991D DN (Societe
    Generale LOC) (A-1+, VMIG-1)
    2.90%(1)............  12/07/98    1,400      1,400,000
  Ocean City GO Bonds
    (FSA Insurance)
    3.75%...............  04/01/99      700        700,292
  Old Bridge Township GO
    (FGIC Insurance)
    4.60%...............  03/15/99      375        376,020
  Salem County Pollution Control
    Finance Authority (Atlantic
    City Electric Company) Series
    1997B AMT (Bank of New York
    LOC) (A-1+, VMIG-1)
    2.90%(1)............  12/07/98    1,000      1,000,000
  South Jersey Transportation
    Authority Subordinated BAN
    Series 1998 (SP-1+, MIG-1)
    2.95%...............  11/03/99    3,000      3,000,000
  West Orange BAN
    3.25%...............  11/16/99    1,000      1,002,606
                                              ------------
                                                44,205,197
                                              ------------
NEW YORK -- 2.89%
  Long Island Power Authority
    Electric Systems RB (Putters
    Project) Series 43B DN (Credit
    Suisse LOC) (VMIG-1)
    3.35%(1)............  12/07/98   17,100     17,100,000
                                              ------------
NORTH CAROLINA -- 2.77%
  Charlotte Airport RB Series
    1997A AMT (MBIA Insurance LOC)
    (A-1+, VMIG-1)
    3.15%(1)............  12/07/98    4,650      4,650,000
  Mecklenburg County GO Bonds
    Series 1996B DN (NationsBank
    LOC) (A-1+, VMIG-1)
    3.10%(1)............  12/07/98    2,600      2,600,000

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
NORTH CAROLINA (CONTINUED)
  North Carolina Medical Care
    Commission Hospital RB
    (Lincoln Health System
    Project) Series 1996A AMT
    (Bank of America LOC)
    (A-1, VMIG-1)
    3.45%(1)............  12/07/98   $ 3,400  $  3,400,000
  Wake County Industrial
    Facilities Authority PCRB
    (Carolina Power & Light
    Company Project) Series B DN
    (Sumitomo Bank LOC)
    (A-1+, P-1)
    3.25%(1)............  12/07/98    2,900      2,900,000
  Washington County Industrial
    Facilities & Pollution Control
    Finance Authority RB (Mackeys
    Ferry Sawmill Incorporated
    Project) AMT (Wachovia Bank
    LOC)
    3.20%(1)............  12/07/98    1,700      1,700,000
  Wilkes County Industrial
    Facilities & Pollution Control
    Financing Authority IDRB
    (Schas Circular Industries)
    Series 1997A AMT (Marine
    Midland LOC)(A-1)
    3.45%(1)............  12/07/98    1,125      1,125,000
                                              ------------
                                                16,375,000
                                              ------------
NORTH DAKOTA -- 0.35%
  Mercer County Solid Waste
    Disposal RB (United Power
    Project) Series U AMT
    (National Rural Utilities LOC)
    (A-1+, P-1)
    3.75%...............  12/01/98    2,100      2,100,000
                                              ------------
OHIO -- 10.01%
  Canfield Local School District
    BAN
    3.80%...............  04/15/99    5,000      5,001,242
  Cincinnati School District TAN
    4.08%...............  12/31/98    3,000      3,001,145
  City of Allen BAN
    4.05%...............  04/13/99     2,000     2,002,106
  City of Berea BAN
    3.25%...............  04/15/99    3,185      3,185,000
  City of Newark BAN
    4.00%...............  03/12/99    1,081      1,082,008

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
OHIO (CONTINUED)
  Cuyahoga County IDRB (Actron
    Manufacturing Project) Series
    1998 AMT (National City Bank
    of Cleveland LOC)
    3.45%(1)............  12/07/98  $ 1,455   $  1,455,000
  Cuyahoga County IDRB (Cleveland
    Gear Company Incorporated
    Project) Series 1998 AMT (Key
    Corporation Bank, N.A. LOC)
    3.40%(1)............  12/07/98    2,900      2,900,000
  Erie County IDRB (Brighton Manor
    Company Project) AMT (Bank One
    Columbus LOC)
    3.30%(1)............  12/07/98    3,100      3,100,000
  Gates Mills Village BAN
    3.90%...............  06/15/99    3,900      3,903,225
  Hamilton County Hospital
    Facilities RB (Beechwood Home
    Project) DN (Star Banc
    Corporation LOC)
    3.42%(1)............  12/07/98    2,150      2,150,000
  Lucas County Health Facilities
    Authority RB (Lutheran Homes
    Society Project) DN (Bank One
    Columbus LOC)(A-1+)
    3.15%(1)............  12/07/98    5,000      5,000,000
  Medina County Health Care
    Facilities RB (The Oaks At
    Medina Project) Series 1997B
    DN (Bank One Columbus LOC)
    3.20%(1)............  12/07/98    2,100      2,100,000
  Ohio Air Quality Development
    Authority PCRB (Pennsylvania
    Power Company Project) AMT
    (NBD Bank Corp LOC)(A-1+)
    3.20%(1)............  12/07/98    4,500      4,500,000
  Ohio Air Quality Development
    Authority PCRB (PPG Industries
    Incorporated) Series 1988A DN
    (A-1)
    3.70%(1)............  12/07/98      900        900,000
  Ohio Environmental Improvement
    RB (United States Steel
    Corporation Project) Series
    1986 DN (Sanwa Bank LOC) (P-1)
    3.10%(1)............  12/07/98    1,300      1,300,000

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
OHIO (CONTINUED)
  Ohio State Higher Education
    Facilities Commission RB (Pooled
    Financing Program) Series 1998 DN
    (Fifth Third Bank LOC)
    3.20%(1)............  12/07/98   $ 8,335  $  8,335,000
  Ohio Water Development Authority
    PCRB (Cleveland Electric
    Illuminating Company) Series
    1997B DN (NBD Bank Corp LOC)
    (A-1+, P-1)
    3.15%(1)............  12/07/98    4,400      4,400,000
  Ohio Water Development Revenue
    Refunding Bonds (Timken
    Company Project) Series A DN
    (Credit Suisse LOC)(A-1+, P-1)
    3.20%(1)............  12/07/98    1,500      1,500,000
  Summit County IDRB (JRP Company
    Incorporated Project) Series
    1997 AMT (National City Bank
    of Cleveland LOC)
    3.45%(1)............  12/07/98    3,400      3,400,000
                                              ------------
                                                59,214,726
                                              ------------
OREGON -- 0.41%
  Portland Multifamily Housing RB
    (Village of Lovejoy Fountain)
    AMT (Key Corporation Bank,
    N.A. LOC)(A-1)
    3.35%(1)............  12/07/98    2,400      2,400,000
                                              ------------
PENNSYLVANIA  -- 0.07%
  State of Pennsylvania Public
    School Building Authority
    (Pennsbury School District
    Project) Series C
    4.50%...............  01/15/99      400        400,365
                                              ------------
TENNESSEE -- 2.26%
  Chattanooga IDRB (Southern
    Foundry Supply Company
    Project) AMT (Sun Trust LOC)
    3.30%(1)............  12/07/98     2,700     2,700,000
  City of Clarksville Public
    Building Authority Pooled
    Financing RB (Tennessee
    Municipal Bond Fund) Series
    1997 DN (NationsBank LOC)
    (VMIG-1)
    3.20%(1)............  12/07/98     3,300     3,300,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
TENNESSEE (CONTINUED)
  City of Jackson IDRB (Quadion
    Corporation Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    3.45%(1)............  12/07/98   $ 3,800  $  3,800,000
  Montgomery County Public
    Building Authority GO
    (Tennessee County Loan Pool)
    DN (NationsBank LOC)(A-1)
    3.20%(1)............  12/07/98     3,585     3,585,000
                                              ------------
                                                13,385,000
                                              ------------
TEXAS -- 5.89%
  Brownsville County IDRB (Rich-
    Seapak Corporation Project)
    AMT (Sun Trust LOC)
    3.30%(1)............  12/07/98    2,500      2,500,000
  City of Haltom IDRB (Molded
    Products Company Project)
    Series 1995 AMT (ABN-AMRO Bank
    N.V. LOC)(A-1+)
    3.35%(1)............  12/07/98    3,300      3,300,000
  Mesquite County IDRB (Morrison
    Products Incorporated Project)
    Series 1994 AMT (Society
    National Bank of Cleveland
    LOC) (VMIG-1)
    3.35%(1)............  12/07/98    1,500      1,500,000
  Montgomery County IDRB (Sawyer
    Research Products
    Incorporated) AMT (Key
    Corporation Bank, N.A. LOC)
    3.40%(1)............  12/07/98    1,805      1,805,000
  Sulphur Springs IDRB (CMH
    Manufacturing Incorporated
    Project) AMT (Wachovia Bank
    LOC)
    3.25%(1)............  12/07/98    4,030      4,030,000
  Texas TRAN Trust Receipts Series
    A55 DN (National Westminster
    LOC) (A-1+, VMIG-1)
    3.95%(1)............  12/01/98   20,300     20,300,000
  Texas TRAN Trust Receipts Series
    A59 DN (National Westminster
    LOC) (A-1+, VMIG-1)
    3.45%(1)............  12/07/98    1,400      1,400,000
                                              ------------
                                                34,835,000
                                              ------------

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
UTAH -- 1.18%
  Utah County Environmental
    Improvement RB (USX
    Corporation Project) (Wachovia
    Bank LOC)
    (A-1+, VMIG-1)
    3.60%...............  12/03/98  $ 7,000   $  7,000,000
                                              ------------
VIRGINIA -- 2.25%
  Alexandria IDRB (Super & Curr
    Project) DN (First Union Bank
    LOC)(A-1)
    3.10%(1)............  12/07/98    2,500      2,500,000
  Chesterfield County IDA RB
    (Lumberg, Incorporated
    Project) Series 1998 AMT
    (NationsBank LOC) (A-1+)
    3.30%(1)............  12/07/98    1,000      1,000,000
  King George County IDA Solid
    Waste Disposal Facility RB
    (Garnet of Virginia,
    Incorporated Project) Series
    1996 AMT (Morgan Guaranty LOC)
    (A-1+)
    3.20%(1)............  12/07/98    2,900      2,900,000
  Washington D.C. Metropolitan
    Airport Authority Revenue
    Notes (Bank of America LOC)
    (A-1)
    3.35%...............  01/25/99    6,900      6,900,000
                                              ------------
                                                13,300,000
                                              ------------
WASHINGTON -- 0.43%
  Pilchuck Public Development
    Corporation RB (Holden-
    McDaniels Partners, Project)
    AMT (Key Corporation Bank,
    N.A. LOC)
    3.40%(1)............  12/07/98    2,170      2,170,000
  Washington State Housing Finance
    Authority (Single Family
    Mortgage Program) Series 5A
    AMT (Bayerische Landesbank
    Girozentrale LOC) (VMIG-1)
    3.90%...............  12/15/98      380        380,000
                                              ------------
                                                 2,550,000
                                              ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
WEST VIRGINIA -- 0.94%
  Fayette County Community Solid
    Waste Disposal Facilities RB
    (Georgia Pacific Corporation
    Project) AMT (Industrial Bank
    of Japan LOC)
    3.30%(1)............  12/07/98  $ 1,900   $  1,900,000
  West Virginia Economic
    Development Authority IDRB
    (North American Processing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    3.45%(1)............  12/07/98    2,670      2,670,000
  West Virginia State Building
    Commission Lease RB (West
    Virginia Regional Jail
    Project) Series A (AMBAC
    Insurance)
    4.50%...............  07/01/99    1,000      1,004,800
                                              ------------
                                                 5,574,800
                                              ------------
WISCONSIN -- 1.59%
  City of Janesville IDRB (Freedom
    Plastics Incorporated Project)
    AMT (ABN-AMRO Bank N.V.
    LOC)(A-1+)
    3.35%(1)............  12/07/98    2,400      2,400,000
  Lodi School District TRAN
    3.50%...............  10/27/99    3,400      3,405,940
  Stevens Point RB (Consolidated
    Paper Company Project) AMT
    (Wachovia Bank LOC)
    3.25%(1)............  12/07/98    3,600      3,600,000
                                              ------------
                                                 9,405,940
                                              ------------
WYOMING -- 0.81%
  Carbon County PCRB (Amoco
    Company Project) (A-1+)
    3.00%...............  05/01/99    4,800      4,801,933
                                              ------------

------------------
(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $590,314,814*)............   99.77%   $590,314,814
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................     0.23      1,343,434
                                    -------   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 500,356,378
  MuniCash Shares and 91,428,193
  MuniCash Dollar Shares
  outstanding)....................  100.00%   $591,658,248
                                    -------   ------------
                                    -------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  ($591,658,248 / 591,784,571).............          $1.00
                                                     -----
                                                     -----
---------------
* Aggregate cost for federal income tax purposes is
  substantially the same. Market value of securities
  subject to federal alternative minimum tax is 41.85% of
  the total market value.
(1) Variable rate.

------------------------------------------------------

                               MUNICASH PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1998
                                  (Unaudited)

         MATURITY
          PERIOD          PAR        PERCENTAGE
       -------------  ------------   ----------
          1- 30 days  $443,471,000      75.1%
         31- 60 days    23,951,000       4.1
         61- 90 days     5,000,000       0.9
         91-120 days     1,456,000       0.2
        121-150 days    10,885,000       1.8
       Over 150 days   105,385,000      17.9
Average Weighted Maturity -- 47 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                           IMPORTANT TAX INFORMATION
     During the fiscal year ended November 30, 1998, 100% of the dividends paid from net investment income of the MuniFund and MuniCash Portfolios were exempt-interest dividends for purposes of federal income tax and free from such tax.
     However, 54.17% of the dividends from net investment income of the MuniCash Portfolio must be taken into consideration in determining liability for federal alternative minimum tax.
     In January 1999, you will be furnished with a schedule showing the percentage breakdown by state or U.S. possession of the source of interest income of each portfolio in 1998.

             ------------------------------------------------------

INVESTMENT ABBREVIATIONS

AMT       Alternative Minimum Tax
BAN       Bond Anticipation Note
DN        Demand Note
GO        General Obligation
IDA       Industrial Development Authority
IDRB      Industrial Development Revenue Bond
LOC       Letter of Credit
PCRB      Pollution Control Revenue Bond
RB        Revenue Bond
TAN       Tax Anticipation Notes
TECP      Tax-Exempt Commercial Paper
TRAN      Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at November 30, 1998. The ratings have not been audited by the Independent Auditors and, therefore are not covered by the Independent Auditors' Report.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statements of Operations

                          Year Ended November 30, 1998

                                                               MUNIFUND      MUNICASH
                                                               PORTFOLIO     PORTFOLIO
                                                              -----------   -----------
Investment income:
    Interest income.........................................  $21,174,463   $20,503,879
                                                              -----------   -----------
Expenses:
    Investment advisory fee.................................    1,057,053       983,615
    Administration fee......................................    1,057,053       983,615
    Trustees' fees and officer's salary.....................       51,577        58,561
    Transfer agent fee......................................       64,677        39,561
    Custodian fee...........................................      128,497       121,370
    Legal and audit.........................................       34,478        38,542
    Registration expenses...................................       33,722        17,591
    Printing................................................       10,823         8,375
    Other...................................................       27,410        12,636
                                                              -----------   -----------
                                                                2,465,290     2,263,866
    Less fees waived........................................     (978,751)   (1,231,761)
                                                              -----------   -----------
                                                                1,486,539     1,032,105
    Service Organization fees -- Dollar Shares..............      144,751       273,684
                                                              -----------   -----------
         Total expenses.....................................    1,631,290     1,305,789
                                                              -----------   -----------
    Net investment income...................................   19,543,173    19,198,090
Realized gain (loss) on investments:
    Net realized gain (loss) from security transactions.....      (28,931)       22,258
                                                              -----------   -----------
    Net increase in net assets resulting from operations....  $19,514,242   $19,220,348
                                                              ===========   ===========

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets


                                                                   MUNIFUND PORTFOLIO                  MUNICASH PORTFOLIO
                                                                   ------------------                  ------------------
                                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                             NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                                 1998              1997              1998              1997
                                                             ------------      ------------      ------------      ------------
Increase (decrease) in net assets:
    Operations:
        Net investment income.............................  $    19,543,173   $    23,313,742   $    19,198,090   $    16,148,324
        Net gain (loss) on investments....................          (28,931)          (12,899)           22,258            18,102
                                                            ---------------   ---------------   ---------------   ---------------
          Net increase in net assets resulting from
            operations....................................       19,514,242        23,300,843        19,220,348        16,166,426
                                                            ---------------   ---------------   ---------------   ---------------
    Dividends to shareholders from net investment income:
        MuniFund Shares...................................      (17,790,533)      (21,420,775)               --                --
        MuniFund Dollar Shares............................       (1,752,640)       (1,892,967)               --                --
        MuniCash Shares...................................               --                --       (15,680,768)      (12,338,904)
        MuniCash Dollar Shares............................               --                --        (3,517,322)       (3,809,420)
                                                            ---------------   ---------------   ---------------   ---------------
          Total dividends to shareholders.................      (19,543,173)      (23,313,742)      (19,198,090)      (16,148,324)
                                                            ---------------   ---------------   ---------------   ---------------
    Capital share transactions (at $1 per share):
        Proceeds from sale of shares......................    6,673,818,445     6,510,103,572     7,310,136,946     6,354,866,941
        Value of shares issued in reinvestment of
          dividends.......................................        4,390,167         4,991,057         8,616,660         7,730,075
        Cost of shares repurchased........................   (6,762,863,889)   (6,502,501,131)   (7,274,887,652)   (6,197,916,583)
                                                            ---------------   ---------------   ---------------   ---------------
          Increase (decrease) in net assets derived from
            capital share transactions....................      (84,655,277)       12,593,498        43,865,954       164,680,433
                                                            ---------------   ---------------   ---------------   ---------------
          Total increase (decrease) in net assets.........      (84,684,208)       12,580,599        43,888,212       164,698,535
Net assets:
    Beginning of period...................................      604,180,614       591,600,015       547,770,036       383,071,501
                                                            ---------------   ---------------   ---------------   ---------------
    End of period.........................................  $   519,496,406   $   604,180,614   $   591,658,248   $   547,770,036
                                                            ===============   ===============   ===============   ===============

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                           MUNIFUND SHARES
                                -------------------------------------------------------------------
                                                       YEAR ENDED NOVEMBER 30,
                                -------------------------------------------------------------------
                                  1998          1997          1996           1995            1994
                                -------       -------       -------       ---------       ---------
Net Asset Value, Beginning of
  Period......................  $  1.00       $  1.00       $  1.00       $    1.00       $    1.00
                                -------       -------       -------         -------         -------
Income From Investment
  Operations:
  Net Investment Income.......    .0327         .0338         .0326           .0360           .0255
                                -------       -------       -------         -------         -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................   (.0327)       (.0338)       (.0326)         (.0360)         (.0255)
                                -------       -------       -------         -------         -------
Net Asset Value, End of
  Period......................  $  1.00       $  1.00       $  1.00       $    1.00       $    1.00
                                -------       -------       -------         -------         -------
                                -------       -------       -------         -------         -------
Total Return..................     3.32%         3.43%         3.31%           3.66%           2.58%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................  467,760       536,794       530,204         720,318         687,895
Ratio of Expenses to Average
  Daily Net Assets(1).........      .25%(2)       .27%          .27%            .27%            .26%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................     3.26%         3.38%         3.26%           3.59%           2.53%

                                                    MUNIFUND DOLLAR SHARES
                                ---------------------------------------------------------------
                                                    YEAR ENDED NOVEMBER 30,
                                ---------------------------------------------------------------
                                  1998          1997          1996          1995          1994
                                -------       -------       -------       -------       -------
Net Asset Value, Beginning of
  Period......................  $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                -------       -------       -------       -------       -------
Income From Investment
  Operations:
  Net Investment Income.......    .0302         .0313         .0301         .0335         .0230
                                -------       -------       -------       -------       -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................   (.0302)       (.0313)       (.0301)       (.0335)       (.0230)
                                -------       -------       -------       -------       -------
Net Asset Value, End of
  Period......................  $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                -------       -------       -------       -------       -------
                                -------       -------       -------       -------       -------
Total Return..................     3.07%         3.18%         3.06%         3.41%         2.33%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   51,736        67,387        61,396         6,474         2,785
Ratio of Expenses to Average
  Daily Net Assets(1).........      .50%(2)       .52%          .52%          .52%          .51%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................    3.01%          3.13%         3.01%         3.34%         2.28%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.41%, 0.41%, 0 .42%, 0.41% and 0.41%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniFund Shares and 0.66%, 0.66%, 0.67%, 0.66% and
    0.66%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniFund Dollar Shares.

(2) Effective October 1, 1998, the expense ratio was reduced from 0.27% to 0.20% for the MuniFund Shares and from 0.52% to 0.45% for the MuniFund Dollar Shares.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                          MUNICASH SHARES
                                --------------------------------------------------------------------
                                                      YEAR ENDED NOVEMBER 30,
                                --------------------------------------------------------------------
                                  1998          1997          1996            1995            1994
                                -------       -------       -------        ---------       ---------
Net Asset Value, Beginning of
  Period......................  $  1.00       $  1.00       $  1.00        $    1.00       $    1.00
                                -------       -------       -------        ---------       ---------
Income From Investment
  Operations:
  Net Investment Income.......    .0346         .0358         .0350            .0382           .0266
                                -------       -------       -------        ---------       ---------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................   (.0346)       (.0358)       (.0350)          (.0382)         (.0266)
                                -------       -------       -------        ---------       ---------
Net Asset Value, End of
  Period......................  $  1.00       $  1.00       $  1.00        $    1.00       $    1.00
                                =======       =======       =======        =========       =========
Total Return..................     3.51%         3.63%         3.56%            3.89%           2.69%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................  500,254       397,681       281,544          321,642         273,439
Ratio of Expenses to Average
  Daily Net Assets(1).........      .18%(2)       .18%          .18%             .18%            .19%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................     3.47%         3.58%         3.50%            3.83%           2.59%

                                                        MUNICASH SHARES
                                --------------------------------------------------------------
                                                    YEAR ENDED NOVEMBER 30,
                                --------------------------------------------------------------
                                  1998          1997          1996           1995        1994
                                -------       -------       -------        -------     -------
Net Asset Value, Beginning of
  Period......................  $ 1.00        $ 1.00        $ 1.00         $ 1.00      $ 1.00
                                ------        ------        ------         ------      ------
Income From Investment
  Operations:
  Net Investment Income.......   .0321         .0333         .0325          .0357       .0241
                                ------        ------        ------         ------      ------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................  (.0321)       (.0333)       (.0325)        (.0357)     (.0241)
                                ------        ------        ------         ------      ------
Net Asset Value, End of
  Period......................  $ 1.00        $ 1.00        $ 1.00         $ 1.00      $ 1.00
                                ======        ======        ======         ======      ======
Total Return..................    3.26%         3.38%         3.31%          3.64%       2.44%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................  91,404       150,089       101,528        101,424      99,688
Ratio of Expenses to Average
  Daily Net Assets(1).........     .43%(2)       .43%          .43%           .43%        .44%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................    3.22%         3.33%         3.25%          3.58%       2.34%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.40%, 0.41%, 0.42%, 0.41% and 0.42%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniCash Shares and 0.65%, 0.66%, 0.67%, 0.66% and
    0.67%, respectively, for the years ended November 30, 1998, 1997, 1996, 1995 and 1994 for MuniCash Dollar Shares.

(2) Effective October 1, 1998, the expense ratio was increased from 0.18% to 0.20% for the MuniCash Shares and from 0.43% to 0.45% for the MuniCash Dollar Shares.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Municipal Fund for Temporary Investment (the "Company"), a Pennsylvania common law trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of two separate portfolios: MuniFund and MuniCash.

     Each portfolio has two classes of shares, one class being referred to as Dollar Shares. Dollar Shares and the other class of shares of each portfolio are identical in all respects, except that Dollar Shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held for the benefit of their customers. The Service Organization fee is charged to the earnings of the respective Dollar Shares. Expenses, other than the Service Organization fee, are allocated between the two classes based on their relative assets.

B. Significant accounting policies are as follows:

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Security Valuation -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

     Dividends to Shareholders -- Dividends from net income are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued less amortization of market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Federal Taxes -- No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Other -- Investment transactions are accounted for on the trade date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio of the Company are allocated among the Company's portfolios based on their relative average net assets.

C. Under agreements among the Company, PNC Bank, National Association ("PNC Bank") and Blackrock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank, BIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-advisor and custodian, and PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, is the Company's transfer agent.

     In March 1998, BIMC (formerly known as PNC Institutional Management Corporation) assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Company's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services have been transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

     Provident Distributors, Inc. ("PDI") serves as the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC and PDI (the "Administrators") for certain administrative services.

     In return for their advisory and administrative services, the Company pays BIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of the Company's portfolios, considered separately, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion,
 .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

     If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and BIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

     The Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of the MuniFund Portfolio and the MuniCash Portfolio do not exceed .20% of each portfolio's average daily net assets.

     For the year ended November 30, 1998 the Administrators and BIMC voluntarily waived $978,751 of the advisory and administration fees payable to them with respect to MuniFund and $1,231,761 with respect to MuniCash.

     There were no Service Organization fees paid to affiliates of BIMC for the year ended November 30, 1998.

D. The Company's Declaration of Trust permits the trustees to authorize the issuance of an unlimited number of full and fractional units of beneficial interest ("shares") in the Company and to classify or reclassify any unissued shares into one or more additional series of shares.

                   Notes to Financial Statements (Concluded)

     Transactions in shares of the Company are summarized as follows:

                                                                       MUNIFUND PORTFOLIO
                                                       ---------------------------------------------------
                                                              YEAR ENDED                 YEAR ENDED
                                                          NOVEMBER 30, 1998          NOVEMBER 30, 1997
                                                       ------------------------   ------------------------
Shares sold:
     MuniFund........................................        6,507,334,293              6,227,675,068
     MuniFund Dollar.................................          166,484,152                282,428,504
Shares issued in reinvestment of dividends:
     MuniFund........................................            2,746,208                  3,196,915
     MuniFund Dollar.................................            1,643,959                  1,794,142
Shares repurchased:
     MuniFund........................................       (6,579,088,822)            (6,224,270,348)
     MuniFund Dollar.................................         (183,775,067)              (278,230,783)
                                                            --------------             --------------
          Net increase (decrease) in shares..........          (84,655,277)                12,593,498
                                                            ==============             ==============

                                                                       MUNICASH PORTFOLIO
                                                       ---------------------------------------------------
                                                              YEAR ENDED                 YEAR ENDED
                                                          NOVEMBER 30, 1998          NOVEMBER 30, 1997
                                                       ------------------------   ------------------------
Shares sold:
     MuniCash........................................        7,022,119,234              6,053,929,400
     MuniCash Dollar.................................          288,017,712                300,937,541
Shares issued in reinvestment of dividends:
     MuniCash........................................            5,807,076                  5,097,511
     MuniCash Dollar.................................            2,809,584                  2,632,564
Shares repurchased:
     MuniCash........................................       (6,925,371,487)            (5,942,903,293)
     MuniCash Dollar.................................         (349,516,165)              (255,013,290)
                                                            --------------             --------------
          Net increase in shares.....................           43,865,954                164,680,433
                                                            ==============             ==============

On November 30, 1998, one shareholder held approximately 21% of the outstanding shares of MuniFund and two shareholders held approximately 26% of the outstanding shares of MuniCash.

E. At November 30, 1998, capital loss carryovers, expiring at various times from 2002 to 2006, were available to offset possible future capital gains of the respective portfolios, as follows: MuniFund, $111,916 and MuniCash, $126,323.

F. At November 30, 1998, net assets consisted of the following:

                                                                MUNIFUND       MUNICASH
                                                              ------------   ------------
Paid-in capital.............................................  $519,608,322   $591,784,571
Accumulated net realized loss on investments................      (111,916)      (126,323)
                                                              ------------   ------------
Total Net Assets............................................  $519,496,406   $591,658,248
                                                              ============   ============

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees
Municipal Fund for Temporary Investment:

     We have audited the accompanying statements of net assets of Municipal Fund for Temporary Investment (comprising, respectively, the MuniFund and MuniCash Portfolios, the "Funds") as of November 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included inspection of and confirmation by correspondence with the custodians of investments owned as of November 30, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Municipal Fund for Temporary Investment as of November 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                       KPMG LLP

Philadelphia, Pennsylvania
January 8, 1999

       Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson
       Officers
         Thomas H. Nevin
           President
         Lisa M. Buono
           Treasurer
         W. Bruce McConnel, III
           Secretary
       Investment Adviser
         BlackRock Institutional
         Management Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428
       Distributor
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
        West Conshohocken, PA 19428
       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-009

                                                       MUNIFUND
                                                       MUNICASH
                                                 Investment Portfolios
                                                      Offered by
                                                  Municipal Fund for
                                                 Temporary Investment

                                      [-- PROVIDENT INSTITUTIONAL FUNDS -- LOGO]

                                             Annual Report to Shareholders
                                                   November 30, 1998